THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.2%

	Shares	Value
BRAZIL — 8.8%
Ambev ADR	102,440,900	$189,515,665
Banco BTG Pactual	59,968,848	264,032,417
Banco do Brasil	53,664,428	209,954,794
Centrais Eletricas Brasileiras	28,961,749	160,001,375
Cia Paranaense de Energia - Copel	24,712,700	32,961,734
MercadoLibre *	203,140	345,427,381
Petroleo Brasileiro ADR	54,392,036	699,481,583
		1,901,374,949
CHINA — 10.1%
Beijing-Shanghai High Speed Railway, Cl A	17,200,300	14,515,717
China Construction Bank, Cl H	483,061,000	402,968,001
China Shenhua Energy, Cl H	82,377,302	356,320,181
Industrial & Commercial Bank of China, Cl H	334,355,000	224,253,445
Meituan, Cl B *	3,267,100	63,803,072
PetroChina, Cl H	434,364,202	341,655,813
PICC Property & Casualty, Cl H	60,310,000	95,186,066
Tencent Holdings	9,229,100	495,437,625
Zijin Mining Group, Cl A	79,839,498	165,383,184
		2,159,523,104
FRANCE — 2.2%
TotalEnergies	8,422,399	465,459,382

GREECE — 0.1%
National Bank of Greece	2,965,483	23,521,931

INDIA — 32.5%
Adani Energy Solutions *	26,010,977	244,937,871
Adani Enterprises	18,625,071	550,101,891
Adani Green Energy *	26,060,284	316,782,498
Adani Ports & Special Economic Zone	31,483,684	452,725,916
Adani Power *	68,383,514	422,895,288
Ambuja Cements	36,512,133	228,505,361
Bharti Airtel	18,585,576	344,678,843
Coal India	13,925,525	62,484,010
GMR Airports Infrastructure *	171,513,462	157,382,402
HDFC Bank ADR	3,557,302	227,169,306
ICICI Bank	28,587,198	427,954,415

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
IDFC First Bank *	192,246,055	$141,781,150
ITC	233,827,379	1,320,939,824
JSW Energy	21,624,500	162,321,881
JSW Steel	17,377,174	182,979,047
Macrotech Developers	10,781,993	174,977,747
Max Healthcare Institute	422,319	5,564,984
NTPC	58,737,448	228,703,080
Patanjali Foods	13,309,249	277,016,440
State Bank of India	46,711,531	433,730,932
Sun Pharmaceutical Industries	21,344,398	470,286,667
Trent	1,182,879	98,419,484
Vodafone Idea *	402,796,005	37,356,152
		6,969,695,189
INDONESIA — 4.7%
Bank Central Asia	873,752,230	523,721,101
Bank Mandiri Persero	1,354,654,674	476,843,271
		1,000,564,372
KAZAKHSTAN — 0.4%
Kaspi.KZ JSC ADR	889,912	84,283,565
Solidcore Resources PLC * (A)	939,651	86
		84,283,651
MEXICO — 0.5%
America Movil	159,786,800	114,886,807

RUSSIA — 0.0%
Gazprom PJSC * (A)	30,141,513	2,747
GMK Norilskiy Nickel PAO (A)	1,555,600	142
LUKOIL PJSC (A)	2,087,971	190
Polyus PJSC * (A)	426,420	39
Rosneft Oil PJSC (A)	23,574,787	2,148
Severstal PAO (A)	772,406	70
		5,336
SAUDI ARABIA — 2.9%
Al Rajhi Bank	7,316,090	184,197,081
Bupa Arabia for Cooperative Insurance	1,916,424	105,578,264
Co for Cooperative Insurance	1,264,477	49,671,796

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
SAUDI ARABIA (continued)
Saudi Arabian Oil	39,285,101	$293,273,828
		632,720,969
SINGAPORE — 2.2%
DBS Group Holdings	8,415,223	269,691,797
Singapore Telecommunications	88,166,732	199,056,982
		468,748,779
TAIWAN — 9.9%
Taiwan Semiconductor Manufacturing	34,444,282	1,129,424,062
Taiwan Semiconductor Manufacturing ADR	5,019,606	991,321,989
		2,120,746,051
UNITED ARAB EMIRATES — 5.5%
Adnoc Gas PLC	144,565,633	138,148,234
ADNOC Logistics & Services	8,654,612	12,794,420
Aldar Properties PJSC	48,252,695	100,891,820
Alpha Dhabi Holding PJSC	93,394,410	302,580,547
First Abu Dhabi Bank PJSC	32,306,074	120,849,282
International Holding PJSC *	4,661,077	513,942,414
		1,189,206,717
UNITED KINGDOM — 0.9%
Unilever ADR	3,319,721	188,228,181

UNITED STATES — 11.5%

Communication Services — 1.8%
Meta Platforms, Cl A	644,586	377,411,549

Consumer Staples — 2.8%
Colgate-Palmolive	2,399,363	218,126,091
Philip Morris International	3,191,295	384,072,353
		602,198,444
Information Technology — 6.9%
Broadcom	2,726,148	632,030,152
Marvell Technology	3,980,979	439,699,131

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
NVIDIA	3,110,157	$417,662,983
		1,489,392,266
TOTAL UNITED STATES		2,469,002,259
Total Common Stock
(Cost $17,157,704,676)		19,787,967,677

PREFERRED STOCK — 3.8%

BRAZIL — 3.8%
Itau Unibanco Holding (B)	74,254,156	369,356,688
Petroleo Brasileiro (B)	74,712,409	437,667,163

Total Preferred Stock
(Cost $827,995,601)		807,023,851

Total Investments— 96.0%
(Cost $17,985,700,277)		$20,594,991,528

Percentages are based on Net Assets of $21,457,093,750.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-001-1600

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.4%

	Shares	Value
AUSTRALIA — 0.8%
Glencore PLC	6,102,493	$27,009,418

BRAZIL — 0.8%
Petroleo Brasileiro ADR	2,150,562	27,656,227

CANADA — 2.0%
Enbridge	1,626,740	69,008,071

DENMARK — 4.6%
Novo Nordisk, Cl B	1,721,815	148,511,839
Novo Nordisk ADR	95,772	8,238,307
		156,750,146
FRANCE — 2.8%
BNP Paribas	426,826	26,173,876
TotalEnergies	1,236,182	68,316,938
		94,490,814
GERMANY — 1.6%
SAP	215,062	52,881,686

INDIA — 6.0%
Adani Enterprises	1,403,113	41,441,727
Adani Green Energy *	2,261,537	27,490,696
Adani Power *	8,073,213	49,926,123
ICICI Bank	254,272	3,806,488
ICICI Bank ADR	2,727,578	81,445,479
		204,110,513
ITALY — 0.8%
UniCredit	719,864	28,819,548

RUSSIA — 0.0%
LUKOIL PJSC (A)	57,094	5

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	219,280	43,305,607

UNITED ARAB EMIRATES — 1.1%
International Holding PJSC *	335,988	37,046,907

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 2.0%
AstraZeneca PLC	308,321	$40,421,108
National Grid PLC	2,436,021	28,983,180
		69,404,288
UNITED STATES — 72.6%

Communication Services — 16.5%
Alphabet, Cl C	439,074	83,617,253
AT&T	5,454,513	124,199,261
Meta Platforms, Cl A	359,581	210,538,271
Netflix *	119,131	106,183,843
Reddit, Cl A *	90,119	14,729,049
Verizon Communications	534,893	21,390,371
		560,658,048
Consumer Discretionary — 3.1%
Amazon.com *	489,440	107,378,241

Consumer Staples — 8.4%
Coca-Cola	733,135	45,644,985
Philip Morris International	1,391,617	167,481,106
Walmart	821,728	74,243,125
		287,369,216
Energy — 0.5%
Targa Resources	95,385	17,026,222

Financials — 6.4%
Allstate	276,827	53,369,477
KKR	104,937	15,521,232
Progressive	277,469	66,484,347
Robinhood Markets, Cl A *	352,034	13,116,787
Visa, Cl A	222,094	70,190,588
		218,682,431
Health Care — 13.0%
Cigna Group	265,300	73,259,942
Eli Lilly	284,865	219,915,780
Intuitive Surgical *	79,521	41,506,781
UnitedHealth Group	211,681	107,080,951
		441,763,454
Industrials — 1.0%
Axon Enterprise *	54,574	32,434,420

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Information Technology — 17.6%
AppLovin, Cl A *	558,566	$180,880,428
Broadcom	406,229	94,180,131
Microsoft	376,075	158,515,613
NVIDIA	923,464	124,011,980
Snowflake, Cl A *	264,336	40,816,122
		598,404,274
Utilities — 6.1%
American Electric Power	896,254	82,661,507
NextEra Energy	752,710	53,961,780
Southern	871,495	71,741,468
		208,364,755
TOTAL UNITED STATES		2,472,081,061
Total Common Stock
(Cost $2,716,926,703)		3,282,564,291

PREFERRED STOCK — 1.5%

BRAZIL — 1.5%
Petroleo Brasileiro (B)
Cost (51,225,526)	8,879,233	52,014,769

Total Investments— 97.9%
(Cost $2,768,152,229)		$3,334,579,060

Percentages are based on Net Assets of $3,406,990,402.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-003-1200

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value
DENMARK — 3.5%
Novo Nordisk ADR	1,512,218	$130,080,992

UNITED STATES — 93.9%

Communication Services — 23.3%
Alphabet, Cl C	592,710	112,875,692
AT&T	8,348,856	190,103,451
Meta Platforms, Cl A	498,257	291,734,456
Netflix *	157,421	140,312,486
Reddit, Cl A *	248,155	40,558,453
Verizon Communications	2,019,665	80,766,404
		856,350,942
Consumer Discretionary — 3.7%
Amazon.com *	611,275	134,107,622

Consumer Staples — 9.0%
Philip Morris International	1,847,992	222,405,837
Walmart	1,181,905	106,785,117
		329,190,954
Energy — 1.9%
Targa Resources	381,708	68,134,878

Financials — 11.5%
Allstate	467,125	90,057,029
KKR	366,199	54,164,494
Progressive	430,564	103,167,440
Robinhood Markets, Cl A *	1,382,689	51,518,992
Visa, Cl A	390,365	123,370,955
		422,278,910
Health Care — 14.9%
Cigna Group	403,299	111,366,986
Eli Lilly	333,820	257,709,040
Intuitive Surgical *	110,638	57,748,610
UnitedHealth Group	239,924	121,367,955
		548,192,591
Industrials — 1.5%
Axon Enterprise *	89,987	53,481,074

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
DECEMBER 31, 2024
(Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Information Technology — 21.9%
AppLovin, Cl A *	731,034	$236,730,740
Broadcom	467,470	108,378,245
Microsoft	538,594	227,017,371
NVIDIA	1,296,592	174,119,340
Snowflake, Cl A *	365,950	56,506,339
		802,752,035
Utilities — 6.2%
American Electric Power	965,388	89,037,735
NextEra Energy	1,002,205	71,848,077
Southern	807,898	66,506,163
		227,391,975
TOTAL UNITED STATES		3,441,880,981
Total Common Stock
(Cost $2,941,861,729)		3,571,961,973

Total Investments— 97.4%
(Cost $2,941,861,729)		$3,571,961,973

Percentages are based on Net Assets of $3,667,140,535.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-002-1300

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%

	Shares	Value
BRAZIL — 6.3%
Itau Unibanco Holding ADR	477,503	$2,368,415
Petroleo Brasileiro ADR	409,100	5,261,026
		7,629,441
CANADA — 5.1%
Enbridge	100,163	4,249,023
Manulife Financial, Cl Common Subs. Receipt	62,191	1,909,577
		6,158,600
DENMARK — 3.2%
Novo Nordisk ADR	45,328	3,899,115

FRANCE — 6.9%
BNP Paribas	38,394	2,354,401
Credit Agricole	86,735	1,193,626
Sanofi	8,639	838,566
TotalEnergies	71,078	3,928,088
		8,314,681
GERMANY — 1.5%
Allianz	5,936	1,823,886

INDIA — 9.8%
Adani Ports & Special Economic Zone	283,188	4,072,158
ITC	558,521	3,155,202
NTPC	544,041	2,118,306
State Bank of India	257,076	2,387,030
		11,732,696
INDONESIA — 1.0%
Bank Mandiri Persero	3,275,800	1,153,093

ITALY — 7.2%
Enel	276,168	1,970,112
Eni	58,165	795,330
Eni ADR	66,883	1,829,919
Intesa Sanpaolo	251,215	1,007,234
UniCredit	75,806	3,034,871
		8,637,466

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — 1.1%
Tokio Marine Holdings	36,200	$1,300,680

RUSSIA — 0.0%
Gazprom PJSC * (A)	177,982	16
GMK Norilskiy Nickel PAO (A)	151,100	14
Polyus PJSC * (A)	1,565	—
Rosneft Oil PJSC (A)	134,799	12
		42
SPAIN — 3.2%
CaixaBank	339,305	1,839,665
Iberdrola	141,451	1,948,078
		3,787,743
SWITZERLAND — 2.9%
Novartis	24,550	2,393,550
Swiss Re	7,418	1,075,924
		3,469,474
TAIWAN — 3.3%
Taiwan Semiconductor Manufacturing	120,932	3,965,346

UNITED KINGDOM — 9.9%
AstraZeneca ADR	50,575	3,313,674
HSBC Holdings	431,121	4,240,100
Imperial Brands	16,669	532,969
Tesco	560,558	2,585,614
Unilever ADR	21,100	1,196,370
		11,868,727
UNITED STATES — 37.5%

Communication Services — 6.5%
AT&T	342,584	7,800,638

Consumer Staples — 12.8%
Altria Group	118,876	6,216,026
Coca-Cola	35,646	2,219,320
Philip Morris International	57,565	6,927,948
		15,363,294
Health Care — 3.9%
Bristol-Myers Squibb	1,064	60,180

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Cigna Group	8,236	$2,274,289
UnitedHealth Group	4,597	2,325,438
		4,659,907
Information Technology — 3.7%
Microsoft	5,466	2,303,919
Oracle	13,186	2,197,315
		4,501,234
Utilities — 10.6%
American Electric Power	39,651	3,657,012
CMS Energy	28,300	1,886,195
NextEra Energy	66,370	4,758,065
Southern	29,037	2,390,326
		12,691,598

TOTAL UNITED STATES		45,016,671
Total Common Stock
(Cost $113,205,223)		118,757,661

Total Investments— 98.9%
(Cost $113,205,223)		$118,757,661

Percentages are based on Net Assets of $120,092,813.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

GQG-QH-006-0800

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value
AUSTRALIA — 1.2%
Glencore PLC	1,042,992	$4,616,246

BRAZIL — 5.5%
Ambev ADR	1,741,758	3,222,252
Banco do Brasil	756,800	2,960,877
Itau Unibanco Holding ADR	862,978	4,280,371
Petroleo Brasileiro ADR	819,894	10,543,837
		21,007,337
CANADA — 7.1%
Canadian Natural Resources	184,371	5,689,323
Enbridge	309,921	13,147,184
Fortis	105,874	4,397,062
Royal Bank of Canada	33,480	4,034,733
		27,268,302
DENMARK — 4.4%
Novo Nordisk, Cl B	196,737	16,969,171

FRANCE — 4.5%
BNP Paribas	92,227	5,655,555
Credit Agricole	327,919	4,512,740
TotalEnergies	124,589	6,885,345
		17,053,640
GERMANY — 6.2%
Allianz	20,001	6,145,474
Deutsche Telekom	461,428	13,821,099
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	7,190	3,633,418
		23,599,991
INDIA — 10.8%
Adani Ports & Special Economic Zone	699,821	10,063,216
Coal India	1,000,957	4,491,307
ITC	1,625,043	9,180,208
NTPC	1,870,791	7,284,206
Power Grid Corp of India	666,858	2,404,509
State Bank of India	837,695	7,778,256
		41,201,702

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDONESIA — 2.0%
Bank Mandiri Persero	21,297,116	$7,496,661

ITALY — 7.9%
Enel	1,276,945	9,109,401
Eni	434,087	5,935,567
Intesa Sanpaolo	2,022,864	8,110,574
UniCredit	175,562	7,028,574
		30,184,116
RUSSIA — 0.0%
Gazprom PJSC * (A)	141,071	13
GMK Norilskiy Nickel PAO (A)	86,600	8
Polyus PJSC * (A)	1,135	—
Rosneft Oil PJSC (A)	98,129	9
		30
SPAIN — 4.1%
CaixaBank	1,405,880	7,622,486
Iberdrola	599,855	8,261,268
		15,883,754
SWITZERLAND — 3.2%
Novartis	84,605	8,248,730
Swiss Re	28,674	4,158,944
		12,407,674
TAIWAN — 5.9%
CTBC Financial Holding	4,809,000	5,735,390
Taiwan Semiconductor Manufacturing ADR	85,962	16,976,635
		22,712,025
UNITED KINGDOM — 19.6%
AstraZeneca	78,291	10,264,007
British American Tobacco	454,252	16,384,407
HSBC Holdings	700,829	6,892,695
Imperial Brands	456,198	14,586,315
National Grid	639,474	7,608,305
Standard Chartered	918,250	11,294,973
Unilever	139,481	7,944,689
		74,975,391

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — 14.5%

Consumer Staples — 7.9%
Nestle	67,646	$5,557,856
Philip Morris International	206,401	24,840,360
		30,398,216
Energy — 2.4%
Exxon Mobil	11,511	1,238,238
Shell	248,830	7,759,512
		8,997,750
Health Care — 1.6%
Sanofi	62,358	6,052,934

Information Technology — 2.6%
Broadcom	42,943	9,955,905

TOTAL UNITED STATES		55,404,805
Total Common Stock
(Cost $366,097,987)		370,780,845

PREFERRED STOCK — 1.2%

BRAZIL — 1.2%
Petroleo Brasileiro (B)
Cost (5,689,202)	793,524	4,648,484

Total Investments— 98.1%
(Cost $371,787,189)		$375,429,329

Percentages are based on Net Assets of $382,728,482.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

GQG-QH-005-0800

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value
CANADA — 4.3%
Enbridge	183,348	$7,779,456

UNITED KINGDOM — 5.4%
AstraZeneca ADR	28,376	1,859,195
HSBC Holdings ADR	160,945	7,960,340
		9,819,535
UNITED STATES — 89.3%

Communication Services — 17.3%
Alphabet, Cl A	33,718	6,382,817
AT&T	499,369	11,370,632
Meta Platforms, Cl A	10,660	6,241,537
T-Mobile US	17,742	3,916,192
Verizon Communications	91,490	3,658,685
		31,569,863
Consumer Discretionary — 0.8%
Carnival *	60,229	1,500,907

Consumer Staples — 15.9%
Altria Group	103,050	5,388,485
Coca-Cola	73,556	4,579,597
Philip Morris International	93,566	11,260,668
Procter & Gamble	22,371	3,750,498
Walmart	44,653	4,034,398
		29,013,646
Energy — 7.4%
Exxon Mobil	51,793	5,571,373
ONEOK	78,450	7,876,380
		13,447,753
Financials — 10.2%
American International Group	53,965	3,928,652
CME Group, Cl A	26,248	6,095,573
Goldman Sachs Group	4,616	2,643,214
State Street	60,013	5,890,276
		18,557,715
Health Care — 13.8%
Bristol-Myers Squibb	48,321	2,733,036
Cigna Group	20,489	5,657,832

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND DECEMBER 31, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)

Health Care (continued)
Eli Lilly	9,866	$7,616,552
Merck	35,976	3,578,893
UnitedHealth Group	11,137	5,633,763
		25,220,076
Information Technology — 7.7%
Broadcom	15,726	3,645,916
Microsoft	12,127	5,111,530
Oracle	31,061	5,176,005
		13,933,451
Utilities — 16.2%
American Electric Power	74,688	6,888,474
American Water Works	19,513	2,429,173
CMS Energy	41,772	2,784,104
Duke Energy	51,363	5,533,849
NextEra Energy	89,756	6,434,608
Southern	67,012	5,516,428
		29,586,636

TOTAL UNITED STATES		162,830,047
Total Common Stock
(Cost $164,111,096)		180,429,038

Total Investments— 99.0%
(Cost $164,111,096)		$180,429,038

Percentages are based on Net Assets of $182,301,050.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GQG-QH-004-0800